Share capital - Additional Information (Detail)							3 Months Ended	12 Months Ended
	Jan. 05, 2026 USD ($) shares	Oct. 27, 2025 USD ($) yr $ / shares shares	Oct. 20, 2025 USD ($) yr $ / shares shares	Jun. 20, 2025 USD ($) shares	May 01, 2025 USD ($)	Jan. 24, 2025 shares	Mar. 31, 2026 USD ($) shares yr $ / shares	Dec. 31, 2025 USD ($) shares yr $ / shares	Nov. 29, 2024 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Share capital		$ 27,997,460	$ 27,997,460				$ 333,714,533	$ 328,544,223
Warrant liability		633,638	633,638				$ 18,043,100	$ 5,559,800
Grant date fair value of warrants			8,918,500						$ 519,100
Number of share options exercised in share-based payment arrangement | shares						10,000	0	10,000
Equity Line of Credit Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	191,326			215,852				3,750,000
Share capital								$ 6,064,500
Share issue related cost								$ 65,000
Share options exercised	$ 375,000			$ 375,000
Equity Line of Credit Agreement [Member] | First Tranche [Member]
Disclosure of classes of share capital [line items]
Issue of equity				$ 375,000	$ 375,000
Maximum [Member] | Equity Line of Credit Agreement [Member]
Disclosure of classes of share capital [line items]
Share issue related cost					$ 75,000,000
Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares									100,000
Share issue related cost		$ 440,277	$ 440,277
Exercise price of outstanding share options | $ / shares									$ 19.5
Expected dividend as percentage, share options granted							0.00%	0.00%
Expected volatility, share options granted							81.75%	75.80%
Risk free interest rate, share options granted							2.59%	2.55%
Exercise price, share options granted | $ / shares							$ 3.24	$ 1.89
Option life, share options granted | yr							0.66	0.90
Common Units [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		9,450,000	9,450,000
Par value per share | $ / shares		$ 2	$ 2
Common Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		14,000,000	14,000,000
Exercise price of outstanding share options | $ / shares		$ 3	$ 3
Warrant expiration date		Oct. 20, 2030	Oct. 20, 2030
Grant date fair value of warrants		$ 8,918,500	$ 8,918,500				$ 18,042,500	$ 5,559,700
Expected dividend as percentage, share options granted		0.00%	0.00%				0.00%	0.00%
Expected volatility, share options granted		36.20%	36.20%				39.00%	36.70%
Risk free interest rate, share options granted		2.62%	2.62%				3.05%	2.96%
Exercise price, share options granted | $ / shares		$ 2.33	$ 2.33				$ 3.24	$ 1.89
Option life, share options granted | yr		5	5				4.56	4.8
Pre-funded Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		4,550,000	4,550,000
Par value per share | $ / shares		$ 1.999	$ 1.999				$ 0.001
Exercise price of outstanding share options | $ / shares		$ 0.001	$ 0.001
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares							74,000	962,500
Share options exercised							$ 482,810	$ 15,467,160
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares							287,500	900,000
Share options exercised							$ 4,312,500	$ 13,321,000
Private Placement Financing [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares							0	9,450,000
Issue of equity							$ 0	$ 11,964,919
Share issue related cost		$ 1,989,008	$ 1,989,008